ACQUISITIONS AND INTANGIBLES - Future amortization expense of finite-lived intangible assets (Details) - Neuro-Pro Monitoring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Present Value of Future Insurance Profits, Expected Amortization, Next Five Years [Abstract]
2021	$ 466
2022	451
2023	451
2024	451
2025	451
Thereafter	1,728
Finite-lived intangible assets, net	$ 3,998	$ 4,470